Other Liabilities (Tables)	12 Months Ended
Oct. 31, 2025
Other Liabilities [Abstract]
Summary of Other Liabilities
Other Liabilities
(millions of Canadian dollars) As at
October 31 October 31
2025 2024
Accounts payable, accrued expenses, and

other items
$ 8,954 $ 7,706
Accrued interest 4,652 5,559
Accrued salaries and employee benefits 7,313 5,386
Cheques and other items in transit 255 –
Current income tax payable 296 67
Deferred tax liabilities (Note 23) 303 300
Defined benefit liability (Note 22) 1,372 1,380
Lease liabilities 1 5,352 5,013
Liabilities related to structured entities (Note 10) 4,008 22,792
Provisions (Note 25) 1,735 3,675
Total $ 34,240 $ 51,878
Refer to Note 25 for lease liability maturity and lease payment details.